Commitments and Contingencies (Schedule of Fixed Non Cancelable Time Charter Contracts) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Lessor, Operating Lease, Payment to be Received, Rolling Maturity [Abstract]
Year 1	$ 125,272
Year 2	21,070
Year 3	5,491
Total	$ 151,833